Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Net Revenues (including $725, $268,978, $495,330 and $843,828 from related parties for the three months ended March 31, 2022 and 2021, and for the years ended December 31, 2021 and 2020, respectively)	$ 1,261,810		$ 1,644,160		$ 8,021,823		$ 5,005,694
Cost of revenues (including $136,912, $130,600, $663,976 and $308,381 from related parties for the three months ended March 31, 2022 and 2021, and for the years ended December 31, 2021 and 2020, respectively)	518,462		729,743		3,659,805		1,673,367
Gross profit	743,348		914,417		4,362,018		3,332,327
Other operating income							35,164
Operating expenses:
Selling and distribution expenses	18,155		27,554		89,416		23,191
General and administrative expenses	527,286		481,577		2,095,488		873,505
Other operating expenses							30,812
Impairment loss on goodwill							5,594,692
Operating income	197,907		405,286		2,177,114		(3,154,709)
Other income (expense):
Other income	6,207		31		52,025		26,878
Loss from conversion of related party loan							(199,030)
Interest income	77		165		983		761
Interest expense	(5,825)		(3,553)		(17,816)		(14,325)
Other income (expense), net	459		(3,357)		35,192		(185,716)
Income before income tax	198,366		401,929		2,212,306		(3,340,425)
Income tax expense	22,407		66,355		248,837		306,928
Net income	175,959		335,574		1,963,469		(3,647,353)
Less: Net income attributable to noncontrolling interests	27,283		30,320		183,733		(391,789)
Net income attributable to Fortune Valley Treasures, Inc.	148,676		305,254		1,779,736		(3,255,564)
Other comprehensive income (loss):
Foreign currency translation income (loss)	10,720		(6,670)		269,234		321,337
Total comprehensive income	186,679		328,904		2,232,703		(3,326,016)
Less: comprehensive income attributable to noncontrolling interests	29,031		29,717		208,927		(353,118)
Comprehensive income attributable to Fortune Valley Treasures, Inc.	$ 157,648		$ 299,187		$ 2,023,776		$ (2,972,898)
Earnings per share
Basic and diluted earnings per share	$ 0.01	[1]	$ 0.02	[1]	$ 0.11	[2]	$ (0.21)	[2]
Basic and diluted weighted average shares outstanding	15,655,038	[1]	15,655,038	[1]	15,655,038	[2]	15,390,620	[2]

[1]	Given effect of the Reverse Stock Split, see Note 10
[2]	Given effect of the Reverse Stock Split, see Note 12